Accounts Payable	12 Months Ended
Dec. 31, 2019
Accounts Payables [Abstract]
ACCOUNTS PAYABLE

NOTE 10:	ACCOUNTS PAYABLE

a.	Composition:

	December 31,
	2019	2018
	U.S. dollars in thousands

Trade payables	1	8
Employees, consultants and payroll accruals	26	20
Accrued expenses	205	225

	232	253

The carrying amount of other accounts payable is a reasonable approximation of their fair value because the effect of discounting is immaterial.

b.	The carrying amount of other accounts payable is denominated in the following currencies:

	December 31,
	2019	2018
	U.S. dollars in thousands

U.S. dollars	174	189
NIS (not linked to the Israeli CPI)	58	64

	232	253